Stockholders' equity: (Details 1) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price Per Share, issued		$ 3.00	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 1.00
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number, outstanding		25,475,000	22,145,000	17,595,000	16,989,000
Number, forfeited			(130,000)	(1,715,000)	(50,000)
Number, exercised			0	0	(664,000)
Number, expired			(40,000)	(335,000)
Number, issued			3,500,000	6,600,000	1,320,000
Number, outstanding			25,475,000	22,145,000	17,595,000	16,989,000
Weighted Average Exercise Price Per Share, outstanding		$ 2.12	$ 2.27	$ 2.73	$ 2.68
Weighted Average Exercise Price Per Share, forfeited			(1.90)	(2.72)	(3.99)
Weighted Average Exercise Price Per Share, exercised			0	0	(2.10)
Weighted Average Exercise Price Per Share, expired			(3.00)	(3.44)
Weighted Average Exercise Price Per Share, issued			1.13	1.29	3.13
Weighted Average Exercise Price Per Share, outstanding			2.12	2.27	2.73	$ 2.68
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)			$ 1.66	$ 1.79	$ 2.19	$ 2.16